INCOME TAX	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [abstract]
INCOME TAX

NOTE 19 – INCOME TAX

19.1          Components of the income tax expense:

The income tax expense for the years ended on December 31, 2021, 2020 and 2019 comprises the following:

		December 31,		December 31,		December 31,
		2021		2020		2019
Current period income tax	Ps.	1,660,815	Ps.	1,592,062	Ps.	1,564,056
Income tax surcharge (1)		60,730		84,621		—
Subtotal current period taxes	Ps.	1,721,545	Ps.	1,676,683	Ps.	1,564,056
Prior years adjustments (2)		(103,464)		(52,539)		(16,931)
Adjustment due to settlement of uncertain tax positions from prior years (3)		(69,442)		8,539		(22,113)
Deferred taxes
Deferred taxes current period		1,268,583		203,093		647,718
Deferred taxes - Prior years adjustments (4)		34,573		7,892		(86,473)
Subtotal deferred taxes	Ps.	1,303,156	Ps.	210,985	Ps.	561,245
Total	Ps.	2,851,795	Ps.	1,843,668	Ps.	2,086,257
(1)	The income tax surcharge applicable to financial entities was declared unconstitutional for the year 2019.
(2)	In 2021, current tax recovery was recorded in Banco de Occidente for Ps. (71,282), Banco de Bogotá for Ps. (12,888), Corficolombiana for Ps. (10,185) and other entities for Ps. (9,108); the most important effect is registered from Banco de Occidente corresponds to the impact of the fiscal realization of derivative contracts that was adjusted with the presentation of income tax return of the year 2020.
(3)	In 2021, BAC Credomatic recovery provisions for uncertainties for Ps. (71,638). Also, Banco Av Villas and Banco de Occidente recorded Ps. 2,196.
(4)	In 2021, Banco de Occidente recorded an adjustment to prior year expenses of Ps. 59,825 associated with the fiscal adjustments to derivative contracts. In 2019, adjustments were recorded in connection with a deferred tax reversal on the property, plant and equipment, which had been subject to a tax base update in accordance with the rules of the Normalization (Amnesty) tax. Banco de Occidente recorded a recovery of Ps. (63,849) and Banco Popular of Ps. (24,914).

19.2          Reconciliation of the Nominal Tax Rate and the Effective tax Rate:

The following are the existing legal provisions related to income tax:

In Colombia

The tax rules in relation to the income tax applicable during the years 2021, 2020 and 2019, among other things, establish the following:

●	The income tax rate to be 31% plus an income tax surcharge of 3% applicable to financial institutions in 2021, 32% plus an income tax surcharge of 4% applicable to financial institutions in 2020 and 33% in 2019. The income tax surcharge stipulated for 2019 was declared unconstitutional by the Constitutional Court of Colombia through Judgment C-510 of October 2019.

●	Gains on the sale or disposal of non-current assets held for more than two years is taxed at 10%.
●	Gains of the entities that belong to the special free zone regime in Colombia is taxed at 20%.

●	The tax rate on presumptive income is calculated to 0.5% in the years 2020, 1.5% in the year 2019 and 3.5% in the years 2018.
●	In 2020 and 2019, an income tax discount of 50% of the industry and commerce tax paid in the taxable period can be applied. This discount will increase to 100% in 2022.

●	Tax loss-carry forwards incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted. Tax loss carry-forwards incurred since 2017 may be offset against company taxable income over the following twelve years.
●	The “presumptive income” incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted. The “presumptive income” incurred since 2017 may be offset by taxable income over the following five years.

●	As of 2017 the companies’ taxable income will be determined based on the new accounting regulation in force in Colombia since January 1, 2015. However, the new tax regulation also includes special income tax rules for several transactions.

The last tax reform that is in force at the time of preparation of these Financial Statements is Law 2155 of 2021. This Law, includes among others:

●	An income tax rate of 35% that applies to companies from 2022 onwards. In addition, financial institutions in Colombia with a taxable income equal to or greater than 120,000 Units of Tax Value - UVT (which by 2022 equals 36,308 pesos), are subject to a 3% income tax surcharge in 2022, 2023, 2024 and 2025.

●	An income tax discount of 50% of the industry and commerce tax paid in the taxable period. This eliminated the increase of this discount to 100% starting on in 2022, that was included in previous reforms.
●	The audit benefit is extended for taxpayers that increase their net income tax of the taxable year relative to the net income tax of the immediately preceding year by at least 35% or 25%, limiting the tax authority's right to examine the income tax to 6 or 12 months from the date of its filing, respectively.
●	The expiration of a tax authority's right to examine the income tax will be five years after the filing date for taxpayers that declare or compensate tax losses or that are subject to the transfer pricing regime.

In other countries

Given that our subsidiary BAC Holding  has an international license in Panamá it is  subject to a tax rate of 0%. The subsidiaries in Guatemala are taxed at a rate of 25%; the subsidiaries in El Salvador, Honduras, Costa Rica and Nicaragua are taxed at a rate of 30% and the subsidiaries with a local license in Panamá are taxed at a rate of 25%. The subsidiaries in Perú are taxed at a rate of 29.5% since 2017.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2021, 2020 and 2019:

				Years ended on:
		December 31,		December 31,		December 31,
		2021		2020		2019
Profit before income tax	Ps.	8,520,297	Ps.	6,475,284	Ps.	7,451,711
Enacted tax rate in Colombia		34%		36%		33%
Theoretical income tax expense		2,896,901		2,331,102		2,459,065
Nondeductible expenses		414,045		613,118		484,615
Tax losses considered non recoverable for income tax purpose		9,480		39,843		54,698
Presumptive income considered non recoverable for income tax purpose		(7,845)		(5,074)		7,071
Nontaxable dividends		(54,102)		(31,770)		(24,172)
Nontaxable income under equity method in associates		(102,073)		(79,258)		(69,399)
Profit (loss) on sales or appraisal of investment		(695)		2,492		(1,167)
Nontaxable interest income and other income		(274,704)		(86,195)		(19,088)
Other nontaxable income		(208,030)		(386,496)		(339,253)
Revenues taxable at different tax rate		1,453		5,511		(5,851)
Tax benefits in the acquisition of property and equipment		(22,431)		(25,470)		(42,375)
Tax Discounts (1)		(91,830)		(111,165)		(80,742)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(265,374)		(422,894)		(116,155)
Effect on the deferred income tax due to changes in tax rates (2)		587,938		(102,617)		(129,172)
Prior year adjustments		(103,464)		(52,539)		(16,931)
Adjustments due to uncertain tax positions in previous year		(69,442)		8,539		(22,113)
Deferred taxes - Prior years adjustments		34,573		7,892		(86,473)
With holding tax (3)		113,958		134,167		—
Other		(6,563)		4,482		33,699
Total tax expense of the year	Ps.	2,851,795	Ps.	1,843,668	Ps.	2,086,257
Effective income tax rate		33.47%		28.47%		28.00%
(1)	Corresponds to the industry and commerce tax that during 2019 could be used as a tax discount under Law 1943 of 2018. Banco de Bogotá recorded Ps. 47,155, Banco de Occidente Ps. 7,068, Banco Popular Ps. 6,257, Banco AV Villas Ps. 10,444, Corficolombiana Ps. 8,498 and Grupo Aval Holding Ps. 1,230.
(2)	Corresponds to the effect of the difference in rate applied by entities with respect to the statutory rate of 36%. Banco Bogotá records an effect of Ps. 262,901 explained by the differential rates of BAC Holding and subsidiaries. Corficolombiana records an effect of Ps. 133,329 explained by their subsidiaries that are not subject to the 4% income tax surcharge rate. Other entities contribute Ps. 7,611.
(3)	Expenditure for withholdings at source assumed in investments in Central America and recorded by LB Panamá. The country that contributes the most is Costa Rica, over which during 2020 it registered Ps.87,919.

19.3          Tax Losses and excess of Presumptive Income:

The following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval which are not recognized as deferred tax assets, as of December 31, 2021 and 2020.

		December 31,		December 31,
		2021		2020
Tax loss carry forwards expiring on:
December 31, 2024	Ps.	—	Ps.	13
December 31, 2025		6		23
December 31, 2026		—		904
December 31, 2029		170,944		175,081
December 31, 2030		284,105		298,235
December 31, 2031		233,232		244,574
December 31, 2032		14,363		112,786
December 31, 2033		31,262		5,715
December 31, 2034		433,022		4,443
December 31, 2035		3,575		3,082
December 31, 2036		3,291		2,838
Without expiration date		2,161		432,676
Subtotal	Ps.	1,175,961	Ps.	1,280,371

Excess of presumptive income expiring on:
December 31, 2022	Ps.	46,745	Ps.	59,128
December 31, 2023		52,538		46,894
December 31, 2024		27,191		55,195
December 31, 2025		9,132		27,222
December 31, 2026		—		9,469
Subtotal	Ps.	135,606	Ps.	197,908
Total	Ps.	1,311,567	Ps.	1,478,279

19.4          Deferred Taxes from Investments in Subsidiaries:

Grupo Aval did not record income tax liabilities related to temporary differences on investment subsidiaries of Ps. 13,081,990 and Ps. 10,770,417 as of December 31, 2021 and 2020, respectively. These were not recognized because Grupo Aval controls the dividend policy of its subsidiaries and is able to control the timing of reversal of the related taxable temporary differences and Grupo Aval does not expect to reverse them in the foreseeable future.

19.5          Deferred taxes by Type of Temporary Difference:

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2021, 2020 and 2019, based on current tax regulations as references for the years wherein such temporary differences will be reverted:

Year ended on December 31, 2021

	Balance as of		Credited		Credited		Foreign exchange		Balance as of
	January 1,		(charged) to		(charged) to		adjustments and		December 31,
	2021		profit or loss		OCI		reclassiffications		2021
Deferred tax assets
Debt securities at fair value	Ps.	28,230	Ps.	21,386	Ps.	350,014	Ps.	(14,292)	Ps.	385,338
Equity securities at fair value		275		753		—		—		1,028
Derivative instruments		609,930		(216,846)		308,831		(2,604)		699,311
Allowance of investments securities		562		593		—		—		1,155
Accounts receivable		45,324		101,221		—		(49)		146,496
Allowance for accounts receivable		47,181		12,423		—		—		59,604
Loans and receivables		3,623		(29)		—		(2,437)		1,157
Allowance for impairment on loans and receivables		448,793		54,939		—		58,998		562,730
Allowance for foreclosed assets		10,169		8,758		—		2,155		21,082
Property, plant and equipment costs		323,544		15,505		—		—		339,049
Depreciation of property, plant and equipment		32,154		2,401		—		59		34,614
Investment property		25,461		4,481		79		—		30,021
Deferred charges and of intangible assets		214,669		28,501		—		—		243,170
Tax losses carry forward		86,558		38,949		—		(8,482)		117,025
Surplus of presumptive income		6,071		(1,720)		—		—		4,351
Provisions		220,822		98,893		—		4,348		324,063
Employee benefits		123,700		(4,375)		(19,635)		2,972		102,662
Goodwill		423		(423)		—		—		—
Financial assets in concession contracts		884,158		484,332		—		—		1,368,490
Biological assets		104		(3)		—		—		101
Lease agreements		609,701		56,007		—		27,680		693,388
Other		444,708		186,995		441,257		(36,004)		1,036,956
Subtotal	Ps.	4,166,160	Ps.	892,741	Ps.	1,080,546	Ps.	32,344	Ps.	6,171,791

Deferred tax liabilities
Debt securities at fair value	Ps.	(111,742)	Ps.	9,262	Ps.	(3,767)	Ps.	32,352	Ps.	(73,895)
Equity securities at fair value		(203,826)		(17,437)		(20,075)		(12,084)		(253,422)
Derivative instruments		(13,194)		(15,724)		(3,722)		(28)		(32,668)
Accounts receivable		(115,071)		(62,571)		—		—		(177,642)
Allowance of investments securities		(1,805)		384		—		—		(1,421)
Loans and receivables		(27,042)		(2,489)		—		—		(29,531)
Allowance for impairment on loans and receivables		(399,561)		(193,833)		—		(19,531)		(612,925)
Foreclosed assets		(60,161)		(5,006)		—		—		(65,167)
Provision for foreclosed assets		(10,388)		(4,206)		—		(1,927)		(16,521)
Property plant and equipment costs		(270,327)		(3,460)		—		(9,806)		(283,593)
Depreciation of property, plant and equipment		(338,964)		(71,262)		—		—		(410,226)
Investment property		(79,571)		(16,694)		—		(77)		(96,342)
Right-of-use		(422,659)		1,526		—		(16,036)		(437,169)
Deferred charges and of intangible assets		(263,802)		(53,515)		—		(3,589)		(320,906)
Provisions		(21,766)		7,562		—		(2,338)		(16,542)
Employee benefits		(30,851)		(8,943)		3,686		(5,259)		(41,367)
Goodwill		(253,223)		(73,847)		—		—		(327,070)
Deferred Income		(638,438)		(278,721)		—		—		(917,159)
Financial assets in concession arrangements		(149,928)		(25,404)		—		—		(175,332)
Intangible assets in concession arrangements		(2,537,348)		(1,451,262)		—		(6,367)		(3,994,977)
Biological assets		(31,194)		(14,633)		—		—		(45,827)
Lease agreements		(279,347)		(29,017)		—		(9,175)		(317,539)
Other		(226,224)		113,393		(2,651)		23,831		(91,651)
Subtotal	Ps.	(6,486,432)	Ps.	(2,195,897)	Ps.	(26,529)	Ps.	(30,034)	Ps.	(8,738,892)
Total	Ps.	(2,320,272)	Ps.	(1,303,156)	Ps.	1,054,017	Ps.	2,310	Ps.	(2,567,101)

Year ended on December 31, 2020

		Balance as of		Change in		Credited		Credited				Balance as of
		January 1,		accounting		(charged) to		(charged) to		Foreign exchange		December 31,
		2020		policies		profit or loss		OCI		adjustments		2020
Deferred tax assets
Debt securities at fair value	Ps.	11,274	Ps.	26,312	Ps.	1,776	Ps.	(117)	Ps.	(11,015)	Ps.	28,230
Equity securities at fair value		365		—		(667)		577		—		275
Derivative instruments		156,543		—		136,061		317,271		55		609,930
Allowance of investments securities		173		—		389		—		—		562
Accounts receivable		147		—		45,180		—		(3)		45,324
Allowance for accounts receivable		50,144		—		(2,963)		—		—		47,181
Loans and receivables		1,650		117,600		(117,519)		—		1,892		3,623
Allowance for impairment on loans and receivables		212,223		8,495		218,844		—		9,231		448,793
Allowance for foreclosed assets		1,856		—		8,908		—		(595)		10,169
Property, plant and equipment costs		304,768		(2,305)		19,812		—		1,269		323,544
Depreciation of property, plant and equipment		36,083		—		(3,908)		—		(21)		32,154
Investment property		18,323		—		7,138		—		—		25,461
Deferred charges and of intangible assets		99,584		(29,258)		117,615		—		26,728		214,669
Tax losses carry forward		56,516		26,041		3,132		—		869		86,558
Surplus of presumptive income		5,661		—		410		—		—		6,071
Provisions		223,238		2,911		(7,584)		—		2,257		220,822
Employee benefits		120,367		(1,219)		3,608		437		507		123,700
Goodwill		859		—		(436)		—		—		423
Financial assets in concession contracts		247,883		—		636,275		—		—		884,158
Biological assets		220		—		(2)		(114)		—		104
Lease agreements		586,879		10,592		1,451		—		10,779		609,701
Other		285,468		—		69,257		100,825		(10,842)		444,708
Subtotal	Ps.	2,420,224	Ps.	159,169	Ps.	1,136,777	Ps.	418,879	Ps.	31,111	Ps.	4,166,160

Deferred tax liabilities
Debt securities at fair value	Ps.	(75,114)	Ps.	—	Ps.	(27,361)	Ps.	(18,286)	Ps.	9,019	Ps.	(111,742)
Equity securities at fair value		(105,502)		—		(116,654)		(411)		18,741		(203,826)
Derivative instruments		(7,264)		—		(8,734)		2,740		64		(13,194)
Accounts receivable		(92,100)		—		(22,971)		—		—		(115,071)
Allowance of investments securities		(85,584)		—		83,779		—		—		(1,805)
Loans and receivables		(38,086)		—		308		—		10,736		(27,042)
Allowance for impairment on loans and receivables		(432,707)		(52,429)		144,414		—		(58,839)		(399,561)
Foreclosed assets		(90,276)		—		30,115		—		—		(60,161)
Provision for foreclosed assets		(8,611)		—		(1,472)		—		(305)		(10,388)
Property plant and equipment costs		(294,303)		(3,788)		30,070		—		(2,306)		(270,327)
Depreciation of property, plant and equipment		(265,505)		—		(73,426)		—		(33)		(338,964)
Investment property		(70,065)		(99)		(8,617)		(532)		(258)		(79,571)
Right-of-use		(494,923)		(16,274)		100,038		—		(11,500)		(422,659)
Deferred charges and of intangible assets		(82,082)		—		(132,822)		—		(48,898)		(263,802)
Provisions		(9,408)		—		(515)		—		(11,843)		(21,766)
Employee benefits		(27,492)		—		(3,397)		1,078		(1,040)		(30,851)
Goodwill		(222,513)		—		(30,710)		—		—		(253,223)
Deferred Income		(127,223)		—		(511,215)		—		—		(638,438)
Financial assets in concession arrangements		(189,897)		—		39,969		—		—		(149,928)
Intangible assets in concession arrangements		(1,890,875)		—		(646,473)		—		—		(2,537,348)
Biological assets		(27,704)		—		(3,490)		—		—		(31,194)
Lease agreements		(231,167)		—		(48,180)		—		—		(279,347)
Other		(176,534)		—		(140,418)		11,429		79,299		(226,224)
Subtotal	Ps.	(5,044,935)	Ps.	(72,590)	Ps.	(1,347,762)	Ps.	(3,982)	Ps.	(17,163)	Ps.	(6,486,432)
Total	Ps.	(2,624,711)	Ps.	86,579	Ps.	(210,985)	Ps.	414,897	Ps.	13,948	Ps.	(2,320,272)

Year ended on December 31, 2019

		Balance as of		Change in		Credited		Credited				Balance as of
		January 1,		accounting		(charged) to		(charged) to		Foreign exchange		December 31,
		2019		policies		profit or loss		OCI		adjustments		2019
Deferred tax assets
Debt securities at fair value	Ps.	29,650	Ps.	—	Ps.	(14,680)	Ps.	(4,540)	Ps.	844	Ps.	11,274
Equity securities at fair value		622		—		(1,129)		872		—		365
Derivative instruments		73,154		—		68,038		15,351		—		156,543
Allowance of investments securities		136		—		37		—		—		173
Accounts receivable		—		—		147		—		—		147
Allowance for accounts receivable		41,390		—		8,750		—		4		50,144
Loans and receivables		14,917		—		(13,440)		—		173		1,650
Allowance for impairment on loans and receivables		159,169		—		54,517		—		(1,463)		212,223
Allowance for foreclosed assets		2,927		—		(1,203)		—		132		1,856
Property, plant and equipment costs		284,111		—		16,749		—		3,908		304,768
Depreciation of property, plant and equipment		20,903		—		15,180		—		—		36,083
Investment property		—		—		18,323		—		—		18,323
Deferred charges and of intangible assets		168,856		—		(69,272)		—		—		99,584
Tax losses carry forward		299,201		—		(24,518)		(240,420)		22,253		56,516
Surplus of presumptive income		4,670		—		991		—		—		5,661
Provisions		189,882		—		35,111		—		(1,755)		223,238
Employee benefits		131,783		—		(27,270)		15,308		546		120,367
Goodwill		—		—		859		—		—		859
Deferred Income		2,587		—		(2,587)		—		—		—
Financial assets in concession contracts		158,645		—		89,238		—		—		247,883
Biological assets		104		—		282		(166)		—		220
Lease agreements		8,592		649,307		(74,500)		—		3,480		586,879
Other		271,950		—		(3,989)		18,102		(595)		285,468
Subtotal	Ps.	1,863,249	Ps.	649,307	Ps.	75,633	Ps.	(195,492)	Ps.	27,527	Ps.	2,420,224

Deferred tax liabilities
Debt securities at fair value	Ps.	(49,937)	Ps.	—	Ps.	43,565	Ps.	(65,399)	Ps.	(3,343)	Ps.	(75,114)
Equity securities at fair value		(115,877)		—		20,716		(10,773)		432		(105,502)
Derivative instruments		(17,565)		—		17,410		(10,272)		3,163		(7,264)
Accounts receivable		(287,526)		—		195,426		—		—		(92,100)
Allowance of investments securities		(23,150)		—		(62,434)		—		—		(85,584)
Loans and receivables		(63,567)		—		25,769		—		(288)		(38,086)
Allowance for impairment on loans and receivables		(270,947)		—		(163,948)		—		2,188		(432,707)
Foreclosed assets		(92,416)		—		2,140		—		—		(90,276)
Provision for foreclosed assets		(109,092)		—		100,172		—		309		(8,611)
Property plant and equipment costs		(357,384)		—		54,139		—		8,942		(294,303)
Depreciation of property, plant and equipment		(170,138)		—		(86,092)		—		(9,275)		(265,505)
Investment property		—		—		(69,732)		(333)		—		(70,065)
Right-of-use		—		(636,017)		144,618		—		(3,524)		(494,923)
Deferred charges and of intangible assets		(621,878)		—		539,796		—		—		(82,082)
Provisions		(24,280)		—		21,285		—		(6,413)		(9,408)
Employee benefits		—		—		(28,020)		322		206		(27,492)
Goodwill		(193,030)		—		(29,483)		—		—		(222,513)
Deferred Income		(116,034)		—		(11,189)		—		—		(127,223)
Financial assets in concession arrangements		(554,608)		—		364,711		—		—		(189,897)
Intangible assets in concession arrangements		(344,133)		—		(1,546,742)		—		—		(1,890,875)
Biological assets		(23,333)		—		(4,371)		—		—		(27,704)
Lease agreements		(4,293)		—		(226,874)		—		—		(231,167)
Other		(243,665)		—		62,260		(1,235)		6,106		(176,534)
Subtotal	Ps.	(3,682,853)	Ps.	(636,017)	Ps.	(636,878)	Ps.	(87,690)	Ps.	(1,497)	Ps.	(5,044,935)
Total	Ps.	(1,819,604)	Ps.	13,290	Ps.	(561,245)	Ps.	(283,182)	Ps.	26,030	Ps.	(2,624,711)

Grupo Aval offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

	Gross Deferred tax					Balances on Statement
December 31, 2021	amounts		Offset			of financial position
Deferred tax asset	Ps.	6,171,791	Ps.	(4,406,526)	Ps.	1,765,265
Deferred tax liability		(8,738,892)		4,406,526		(4,332,366)
Net	Ps.	(2,567,101)	Ps.	—	Ps.	(2,567,101)

	Gross Deferred tax					Balances on Statement
December 31, 2020	amounts		Offset			of financial position
Deferred tax asset	Ps.	4,166,160	Ps.	(3,304,458)	Ps.	861,702
Deferred tax liability		(6,486,432)		3,304,458		(3,181,974)
Net	Ps.	(2,320,272)	Ps.	—	Ps.	(2,320,272)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2021		December 31, 2020
Deferred tax asset recoverable before 12 months	Ps.	1,498,125	Ps.	686,568
Deferred tax asset recoverable after 12 months		4,673,666		3,479,592
Total Deferred tax asset	Ps.	6,171,791	Ps.	4,166,160

Deferred tax liability to settle before 12 months	Ps.	(983,821)	Ps.	(1,002,096)
Deferred tax liability to settle after 12 months		(7,755,071)		(5,484,336)
Total Deferred tax liability	Ps.	(8,738,892)	Ps.	(6,486,432)

Current tax		December 31, 2021		December 31, 2020
Current tax asset recoverable before 12 months	Ps.	1,195,641	Ps.	871,780
Current tax asset recoverable after 12 months		87,997		433,522
Total Current tax asset	Ps.	1,283,638	Ps.	1,305,302

Current tax liability to settle before 12 months	Ps.	(775,108)	Ps.	(704,197)
Current tax liability to settle after 12 months		(48,470)		(71,126)
Total Current tax liability	Ps.	(823,578)	Ps.	(775,323)

19.6          Effect of the current and deferred taxes in each component of other comprehensive income in equity:

The effects of the current and deferred taxes in each component of other comprehensive income are detailed below during the years ended on December 31, 2021, 2020 and 2019:

	December 31, 2021
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	2,565,637	Ps.	—	Ps.	(2,292)	Ps.	2,563,345
Hedging derivatives in foreign currency		(403,983)		—		275,834		(128,149)
Hedging financial liabilities in foreign currency		(1,198,919)		—		476,463		(722,456)
Cash Flow hedging		7,980		—		(3,382)		4,598
Foreign currency translation differences for foreign operations		(180,798)		—		(14,946)		(195,744)
Investment in associates and join ventures		(846)		—		(228)		(1,074)
Debt financial instruments		(1,346,315)		—		357,814		(988,501)
Subtotal Items that will be reclassified to profit or loss	Ps.	(557,244)	Ps.	—	Ps.	1,089,263	Ps.	532,019

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	4,718	Ps.	—	Ps.	79	Ps.	4,797
Equity financial instruments		(110,397)		—		(19,376)		(129,773)
Actuarial gains (losses) from defined benefit pension plans		61,665		—		(15,949)		45,716
Subtotal Items that will not be reclassified to profit or loss	Ps.	(44,014)	Ps.	—	Ps.	(35,246)	Ps.	(79,260)
Total “other comprehensive income” during the period	Ps.	(601,258)	Ps.	—	Ps.	1,054,017	Ps.	452,759

	December 31, 2020
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	883,022	Ps.	—	Ps.	(563)	Ps.	882,459
Hedging derivatives in foreign currency		(1,034,816)		—		310,445		(724,371)
Hedging financial liabilities in foreign currency		(366,195)		—		110,668		(255,527)
Cash Flow hedging		832		—		641		1,473
Foreign currency translation differences for foreign operations		(548,706)		—		11,484		(537,222)
Investment in associates and joint ventures		13,059		42,284		(869)		54,474
Debt financial instruments		172,906		—		(22,085)		150,821
Subtotal Items that will be reclassified to profit or loss	Ps.	(879,898)	Ps.	42,284	Ps.	409,721	Ps.	(427,893)

Items that will not be reclassified to profit or loss
Asset revaluation	Ps.	9,014	Ps.	—	Ps.	(765)	Ps.	8,249
Equity financial instruments		193,880		—		4,425		198,305
Actuarial gains (losses) from defined benefit pension plans		(9,488)		—		1,516		(7,972)
Subtotal Items that will not be reclassified to profit or loss	Ps.	193,406	Ps.	—	Ps.	5,176	Ps.	198,582
Total “other comprehensive income” during the period	Ps.	(686,492)	Ps.	42,284	Ps.	414,897	Ps.	(229,311)

	December 31, 2019
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	95,329	Ps.	—	Ps.	145	Ps.	95,474
Hedging derivatives in foreign currency		(50,318)		—		18,221		(32,097)
Hedging financial liabilities in foreign currency		(47,942)		247,153		(229,627)		(30,416)
Cash Flow hedging		13,469		—		(4,988)		8,481
Foreign currency translation differences for foreign operations		128,135		—		(1,235)		126,900
Debt financial instruments		(9,061)		—		—		(9,061)
Investment in associates and joint ventures		426,300		—		(69,707)		356,593
Subtotal Items that will be reclassified to profit or loss	Ps.	555,912	Ps.	247,153	Ps.	(287,191)	Ps.	515,874

Items that will not be reclassified to profit or loss
Asset revaluation	Ps.	5,288	Ps.	—	Ps.	(333)	Ps.	4,955
Equity financial instruments		237,781		—		(11,288)		226,493
Actuarial gains (losses) from defined benefit pension plans		(61,222)		—		15,630		(45,592)
Subtotal Items that will not be reclassified to profit or loss	Ps.	181,847	Ps.	—	Ps.	4,009	Ps.	185,856
Total “other comprehensive income” during the period	Ps.	737,759	Ps.	247,153	Ps.	(283,182)	Ps.	701,730

19.7          Uncertainties in Open Tax Positions

As of December 31, 2021, and 2020, Grupo Aval recognized tax uncertainty liabilities for Ps. 50,006 and Ps. 111,591 respectively. Uncertain tax positions corresponding to expenses, considered deductible, and which, according to decisions of the tax authorities, could be considered as non-deductible. The balance as of December 31, 2020 is expected to be used fully or released when the inspection rights of the tax authorities with respect to the open tax returns expire.

19.8   Withholdings tax on dividends paid between entities

On December 28, 2018, some changes to tax on distribution of dividends were introduced by means of Law 1943. From there on, there is a new withholding tax (¨WHT") on distributions made to entities, which is treated as a tax credit deducted at source when a subsequent distribution is made by the entity to an individual. In essence, the tax credit resulting from the WHT is awarded to the ultimate beneficiary, no to the entity receiving the dividend in the first place. When the entity first receives the distribution, it accounts for the WHT in equity, as a reduction in dividends payable to individuals in accordance with paragraph 65A of IAS 12.  Grupo Aval recorded WHT by Ps. 11,309 and Ps. 20,331 as of December 31, 2021 and 2020, respectively. The figure is not applicable with respect to payments made by BAC Holding, which is a foreign entity.